TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 11 - TRANSACTIONS WITH RELATED PARTIES

	Year ended December 31,
	2 0 1 2	2 0 1 1
	U.S. $ in thousands

A. Fees and related benefits and compensation expenses in respect of options granted to a member of the Board who is a related party	239	173

B. As for transactions with Ramot, see Note 3.